Accumulated Other Comprehensive Income (Loss) (Summary Of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	$ 1,131,424	$ 1,132,487	$ 1,157,778	$ 1,176,572	$ 1,132,487	$ 1,176,572	$ 0	$ 1,176,572	$ 1,088,240
Unrealized gain (loss) on available for sale debt securities of the Joint Venture, net of taxes	1,173				1,173
Foreign currency translation adjustment of the Joint Venture	1,583	226	566	(2,593)	1,809	(2,027)	26	(2,833)	1,242
Balance	1,886,107	1,131,424	1,142,480	1,157,778	1,886,107	1,142,480	1,088,240	1,132,487	1,176,572
Available For Sale Debtr Security [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Unrealized gain (loss) on available for sale debt securities of the Joint Venture, net of taxes	1,173
Balance	1,173				1,173
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(1,339)	(1,565)	(1,325)	1,268	(1,565)	1,268		1,268	26
Foreign currency translation adjustment of the Joint Venture	1,583	226	566	(2,593)			26	(2,833)	1,242
Balance	244	(1,339)	(759)	(1,325)	244	(759)	26	(1,565)	1,268
Cash Flow Hedge [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(6,700)	(1,691)	2,540	1,268	(1,691)	1,268		1,268	(338)
Change associated with current period hedging	(1,509)	(5,117)	1,866	1,206			(337)	(1,671)	1,267
Reclassification into earnings	199	(314)	(388)	(424)			(1)	(1,778)	339
Balance	(8,010)	(6,700)	4,018	2,540	(8,010)	4,018	(338)	(1,691)	1,268
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(8,039)	(3,256)	1,215	2,536	(3,256)	2,536	0	2,536	(312)
Unrealized gain (loss) on available for sale debt securities of the Joint Venture, net of taxes	1,173
Cumulative effect of accounting change of the Joint Venture								490
Foreign currency translation adjustment of the Joint Venture	1,583	226	566	(2,593)			26	(2,833)	1,242
Change associated with current period hedging	(1,509)	(5,117)	1,866	1,206			(337)	(1,671)	1,267
Reclassification into earnings	199	(314)	(388)	(424)			(1)	(1,778)	339
Balance	$ (6,593)	(8,039)	$ 3,259	1,215	$ (6,593)	$ 3,259	$ (312)	(3,256)	2,536
ASU 2017-12 [Member] | Cash Flow Hedge [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Cumulative effect of accounting change of the Joint Venture									490
ASU 2017-12 [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Cumulative effect of accounting change of the Joint Venture				$ 490					$ 490
ASU 2018-02 [Member] | Cash Flow Hedge [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Cumulative effect of accounting change of the Joint Venture								422
ASU 2018-02 [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Cumulative effect of accounting change of the Joint Venture		$ 422						$ 422